Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table and Supporting Narrative for 2025

The following section contains information regarding “compensation actually paid” to our Named Executive Officers (NEOs) and the relationship between those amounts and certain company performance metrics.

Pay Versus Performance Table

			Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (5)	for Non-PEO Named Executive Officers ($) (2)	to Non-PEO Named Executive Officers ($) (2) (5)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income ($m)	Adjusted Book Value Per Share ($) (4)

2025	4,285,215	3,937,229	1,632,266	1,548,843	239.35	202.86	(177)	13.52
2024	3,904,488	4,105,284	1,599,377	1,719,742	215.94	176.45	(447)	13.79
2023	17,140,688	4,970,732	7,093,600	2,206,884	204.56	135.21	(491)	17.66
2022	4,005,800	(3,035,560)	1,595,180	(1,184,433)	195.29	120.61	(195)	28.73
2021	4,020,800	23,148,168	1,609,800	9,009,475	239.97	134.87	(445)	31.77

(1) The Principal Executive Officer (“PEO”) for all five years is Mr. Fallon.

(2) For 2021 and 2022 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile, Young and Harris. For 2023 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile and Young. For 2024 the non-PEO NEOs includes Messrs. Schachinger, McKiernan, Bergonzi, Avitabile and Young. For 2025 the non-PEO NEOs includes Messrs. Schachinger, Bergonzi, Avitabile and Young.

(3) Peer Group used for TSR comparisons reflects the S&P Financials Index as used in Item 5 of our annual Form 10-K (total shareholder return comparison graph).

(4) Our company-selected measure is Adjusted Book Value, a non-GAAP measurement calculated by management for certain internal purposes, removing and adding certain components of GAAP Book Value, as described further in the Results of Operations section of Item 7 of our annual Form 10-K.

(5) To calculate “compensation actually paid” for our CEO and other NEOs, the “total pay” referenced in the Summary Compensation Table was adjusted only in the value of equity awards, since the Company does not have any actuarially valued pension arrangements and the value of the special dividend is included in the Summary Compensation Table pay for 2023.

	PEO	Other NEO Average
Adjustments	2025	2025
Summary Compensation Table Total	4,285,215	1,632,266
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,676,815	540,380
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	2,107,825	683,107
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FYs that remained outstanding	309,283	92,462
Addition of fair value at FY end of equity awards granted and vested during the FY	0	0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FYs that vested during the FY	(1,088,279)	(318,612)
Deduction of the fair value at the prior FY end for awards granted in a prior FY that failed to meet their vesting conditions	0	0
Compensation Actually Paid (CAP)	3,937,229	1,548,843

No adjustments were required in respect of elements not shown in the table above. The equity awards included above comprise time-based and performance-based restricted stock. The fair values were calculated on each of the required measurement dates using assumptions derived based on criteria consistent with those used for grant date fair value calculations. The fair values of time-based restricted stock were determined based on the closing price of the Company’s common stock on the vesting dates. The measurement date fair values of performance-based stock awards, prior to the end of the performance period, were determined using a Monte Carlo fair value simulation. On the final measurement date at the end of the performance period, the fair value was determined based on the approved payout factor multiplied by the closing price of the Company stock on that date. On the vesting date (following the conclusion of the performance period for performance-based restricted stock awards), the fair value is determined based on the approved payout factor multiplied by the closing price of the Company stock on that date.

The final payout factors for performance-based stock awards granted in years 2018, 2019, 2020, 2021, 2022 and 2023 are as follows: 0% of target, 176% of target, 92% of target, 118% of target, 0% of target and 110% of target, respectively.

Company Selected Measure Name	Adjusted Book Value
Named Executive Officers, Footnote	For 2021 and 2022 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile, Young and Harris. For 2023 the non-PEO NEOs includes Messrs. McKiernan, Bergonzi, Avitabile and Young. For 2024 the non-PEO NEOs includes Messrs. Schachinger, McKiernan, Bergonzi, Avitabile and Young. For 2025 the non-PEO NEOs includes Messrs. Schachinger, Bergonzi, Avitabile and Young.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the S&P Financials Index as used in Item 5 of our annual Form 10-K (total shareholder return comparison graph).
PEO Total Compensation Amount	$ 4,285,215	$ 3,904,488	$ 17,140,688	$ 4,005,800	$ 4,020,800
PEO Actually Paid Compensation Amount	$ 3,937,229	4,105,284	4,970,732	(3,035,560)	23,148,168
Adjustment To PEO Compensation, Footnote

	PEO	Other NEO Average
Adjustments	2025	2025
Summary Compensation Table Total	4,285,215	1,632,266
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,676,815	540,380
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	2,107,825	683,107
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FYs that remained outstanding	309,283	92,462
Addition of fair value at FY end of equity awards granted and vested during the FY	0	0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FYs that vested during the FY	(1,088,279)	(318,612)
Deduction of the fair value at the prior FY end for awards granted in a prior FY that failed to meet their vesting conditions	0	0
Compensation Actually Paid (CAP)	3,937,229	1,548,843

Non-PEO NEO Average Total Compensation Amount	$ 1,632,266	1,599,377	7,093,600	1,595,180	1,609,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,548,843	1,719,742	2,206,884	(1,184,433)	9,009,475
Adjustment to Non-PEO NEO Compensation Footnote

	PEO	Other NEO Average
Adjustments	2025	2025
Summary Compensation Table Total	4,285,215	1,632,266
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,676,815	540,380
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	2,107,825	683,107
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FYs that remained outstanding	309,283	92,462
Addition of fair value at FY end of equity awards granted and vested during the FY	0	0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FYs that vested during the FY	(1,088,279)	(318,612)
Deduction of the fair value at the prior FY end for awards granted in a prior FY that failed to meet their vesting conditions	0	0
Compensation Actually Paid (CAP)	3,937,229	1,548,843

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Most Important Measures

The following table lists the measures we believe are most important in linking compensation actually paid to company performance during 2025.

(1)
Total Shareholder Return
(2)
Adjusted Book Value

Only these two measures are identified because, per the relevant definition set forth by the SEC, it is just these two which are qualifying measures currently used in the Company’s executive compensation program. Further details on these measures and how they feature in our compensation program can be found in our Compensation Discussion & Analysis.

Total Shareholder Return Amount	$ 239.35
Peer Group Total Shareholder Return Amount	202.86
Net Income (Loss)	$ (177,000,000)	$ (447,000,000)	$ (491,000,000)	$ (195,000,000)	$ (445,000,000)
Company Selected Measure Amount	13.52	13.79	17.66	28.73	31.77
PEO Name	Mr. Fallon
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Book Value
Non-GAAP Measure Description	Our company-selected measure is Adjusted Book Value, a non-GAAP measurement calculated by management for certain internal purposes, removing and adding certain components of GAAP Book Value, as described further in the Results of Operations section of Item 7 of our annual Form 10-K.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,676,815)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,107,825
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	309,283
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,088,279)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(540,380)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	683,107
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,462
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(318,612)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0